Trade and other receivables - Movement in provision for impairment (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Maximum
Provision for impairment of receivables
Credit terms for receivables	30 days
Trade and other receivables
Provision for impairment of receivables
Beginning balance	₽ (545)	₽ (779)	₽ (794)
(Charge)/reversal for the year		(1)	(142)
Utilisation		235	157
Ending balance		(545)	(779)
Cash receivable from agents
Provision for impairment of receivables
Beginning balance	₽ (426)	(659)	(660)
(Charge)/reversal for the year		16	(125)
Utilisation		217	126
Ending balance		(426)	(659)
Cash receivable from agents | Maximum
Provision for impairment of receivables
Receivables, interest rate	36.00%
Cash receivable from agents | Minimum
Provision for impairment of receivables
Receivables, interest rate	14.00%
Deposits issued to merchants
Provision for impairment of receivables
Beginning balance	₽ (13)	(3)	(1)
(Charge)/reversal for the year		(11)	(2)
Utilisation		1
Ending balance		(13)	(3)
Commissions receivable
Provision for impairment of receivables
Beginning balance	(18)	(7)	(21)
(Charge)/reversal for the year		(11)	(1)
Utilisation			15
Ending balance		(18)	(7)
Advances issued
Provision for impairment of receivables
Beginning balance	(1)	(1)	(1)
Ending balance		(1)	(1)
Other receivables
Provision for impairment of receivables
Beginning balance	₽ (87)	(109)	(111)
(Charge)/reversal for the year		5	(14)
Utilisation		17	16
Ending balance		₽ (87)	₽ (109)